Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member] InFint Acquisition Corporation [Member]	Common Stock [Member] Common Class B [Member] InFint Acquisition Corporation [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]		Common Stock [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member] InFint Acquisition Corporation [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Retained Earnings [Member] InFint Acquisition Corporation [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Previously Reported [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Previously Reported [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Previously Reported [Member]	Total Shareholders' Deficit [Member] Revision of Prior Period, Adjustment [Member]	Total Shareholders' Deficit [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]	Common Class A [Member] InFint Acquisition Corporation [Member]	Common Class B [Member] InFint Acquisition Corporation [Member]	InFint Acquisition Corporation [Member]	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Total	Seamless Group Inc [Member]
Balance at Dec. 31, 2021		$ 583					$ 58,030					$ 29,172,373	$ (4,442,807)				$ (60,090,694)				$ 52,457								$ (30,807,834)				$ 22,714,083			$ (4,442,224)				$ (8,093,751)
Balance, shares at Dec. 31, 2021		5,833,083					58,030,000
Accretion of Class A ordinary shares to redemption value								(2,999,982)					(2,934,116)																							(5,934,098)
Contribution for extension								2,999,982																												2,999,982
Net income (loss)													(1,111,964)				(16,678,135)												(16,678,135)				952,422	$ 860,883	$ 251,081	(1,111,964)				(15,725,713)	[1]
Foreign currency translation adjustments																					(11,360)								(11,360)				13,762							2,402
Acquisition of a subsidiary																					(304)				20,505				20,201				973,494							993,695
Dividend to non-controlling interests																																	(1,912,012)							(1,912,012)
Balance at Dec. 31, 2022		$ 583	$ 58,030	$ (54,632)		$ 3,398	$ 58,030		$ 29,172,373	$ 54,632	$ 29,227,005	29,172,373	(8,488,887)	$ (76,768,829)		$ (76,768,829)	(76,768,829)	$ 40,793		$ 40,793	40,793	$ 20,505		$ 20,505	20,505	$ (47,477,128)		$ (47,477,128)	(47,477,128)	$ 22,741,749		$ 22,741,749	22,741,749			(8,488,304)	$ (24,735,379)		$ (24,735,379)	(24,735,379)	[2]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000	(24,049,247)	[3]	33,980,753	58,030,000
Accretion of Class A ordinary shares to redemption value								(2,540,000)					(5,175,207)																							(7,715,207)
Contribution for extension								2,540,000																												2,540,000
Net income (loss)													3,147,500			(15,306,550)	(15,306,550)											(15,306,550)	(15,306,550)			888,764	888,764	$ (2,003,234)	$ (1,165,646)	3,147,500			(14,417,786)	(14,417,786)
Foreign currency translation adjustments																				27,758	27,758							27,758	27,758			(17,150)	(17,150)						10,608	10,608
Remeasurement for the year																								690				690											690
Remeasurement for the year																									(690)				(690)											(690)
Balance at Dec. 31, 2023		$ 583	$ 58,030	$ (54,632)		$ 3,398	$ 58,030		29,172,373	54,632	29,227,005	29,172,373	(10,516,594)	(92,075,379)		(92,075,379)	(92,075,379)	68,551		68,551	68,551	19,815		19,815	19,815	(62,756,610)		(62,756,610)	(62,756,610)	23,613,363		23,613,363	23,613,363			(10,516,011)	(39,143,247)		(39,143,247)	(39,143,247)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000	(24,049,247)	[3]	33,980,753	58,030,000
Net income (loss)																(3,034,984)												(3,034,984)				403,056							(2,631,928)
Foreign currency translation adjustments																				363,393								363,393				4,742							368,135
Disposal of subsidiaries
Balance at Mar. 31, 2024						$ 3,398					29,227,005					(95,110,363)				431,944				19,815				(65,428,201)				24,021,161							(41,407,040)
Balance, shares at Mar. 31, 2024						33,980,753
Balance at Dec. 31, 2023		$ 583	$ 58,030	$ (54,632)		$ 3,398	$ 58,030		$ 29,172,373	$ 54,632	29,227,005	$ 29,172,373	$ (10,516,594)	$ (92,075,379)		(92,075,379)	$ (92,075,379)	$ 68,551		68,551	$ 68,551	$ 19,815		19,815	$ 19,815	$ (62,756,610)		(62,756,610)	$ (62,756,610)	$ 23,613,363		23,613,363	$ 23,613,363			$ (10,516,011)	(39,143,247)		(39,143,247)	(39,143,247)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000	(24,049,247)	[3]	33,980,753	58,030,000
Net income (loss)																(39,475,321)												(39,475,321)				648,559							(38,826,762)
Foreign currency translation adjustments																				(210,952)								(210,952)				1,421							(209,531)
Disposal of subsidiaries																27,798												27,798											27,798
Share-based compensation						396					20,869,721																	20,870,117											20,870,117
Remeasurement for the year																								14,464				14,464											14,464
Share-based compensation, shares						3,964,324
Issuance of share capital (before Business Combination)						$ 206					22,350,001																	22,350,207											22,350,207
Issuance of share capital (before Business Combination), shares						2,054,923
Business Combination and PIPE Financing						$ 653					(6,807,889)																	(6,807,236)											(6,807,236)
Business Combination and PIPE Financing, shares						6,527,999
Acquisition of subsidiaries																																(31,868)							(31,868)
Balance at Dec. 31, 2024						$ 4,653					65,638,838					(131,522,902)				(142,401)				34,279				(65,987,533)				24,231,475					$ (41,756,058)		(41,756,058)
Balance, shares at Dec. 31, 2024						46,527,999
Net income (loss)																(4,674,358)												(4,674,358)				187,000							(4,487,358)
Foreign currency translation adjustments																				130,463								130,463				41,069							171,532
Share-based compensation											2,158,749																	2,158,749											2,158,749	$ 310,292
Remeasurement for the year																								(14,468)				(14,468)											(14,468)
Balance at Mar. 31, 2025						$ 4,653					$ 67,797,587					$ (136,197,260)				$ (11,938)				$ 19,811				$ (68,387,147)				$ 24,459,544							$ (43,927,603)
Balance, shares at Mar. 31, 2025						46,527,999

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[3]	Converted into new promissory note - Sponsor upon the Closing of the Business Combination.